Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Before Income Taxes and Income Taxes Expense (Benefit) Included in The Consolidated Statements of Operations
Income before income taxes and income taxes expense (benefit) included in the consolidated statements of operations

	Year ended December 31
	2013	2014	2015
	US$ thousands

Income (loss) before income taxes:
Israel	16,857	16,522	19,486
Foreign jurisdiction	1,125	787	(1,061)
	17,982	17,309	18,425

Current taxes:
Israel	949	2,494	2,383
Foreign jurisdiction	479	409	465
	1,428	2,903	2,848

Current tax (benefits) expenses relating
to prior years:
Israel	29	20	-
Foreign jurisdiction	-	-	(36)
	29	20	(36)

Deferred taxes:
Israel	(552)	(200)	(437)
Foreign jurisdiction	-	(19)	(470)
	(552)	(219)	(907)

Income tax expense	905	2,704	1,905

Deferred Income Taxes
The tax effects of significant items comprising the Company’s deferred tax assets are as follows:

	December 31	December 31
	2014	2015
	US$ thousands	US$ thousands

Deferred tax assets:
Accrued employee benefits	248	247
Research and development costs	636	679
Tax loss carryforwards	-	177
PPE	7	16
Inventory	-	160
Share based compensation	-	245
Other	22	21
Total gross deferred tax assets	913	1,545

Deferred tax liabilities:
Inventory	(99)	-
Intangible assets	(444)	(243)
Goodwill	-	(61)
Other	-	36
Total gross deferred tax liabilities	(543)	(268)

Net deferred tax assets	370	1,277

In Israel	913	1,348
Foreign jurisdictions	(543)	(71)
Net deferred tax assets	370	1,277

Current deferred tax assets	567	950
Current deferred tax liabilities	(259)	(111)
Non-current deferred tax assets	346	595
Non-current deferred tax liabilities	(284)	(157)
Net deferred tax assets	370	1,277

Reconciliation of the Statutory Tax Expense to Actual Tax Expense
Reconciliation of the statutory tax expense to actual tax expense

	Year ended December 31
	2013	2014	2015
	US$ thousands

Income before income taxes	17,982	17,309	18,425
Statutory tax rate in Israel	25.0%	26.5%	26.5%
	4,496	4,587	4,883

Increase (decrease) in taxes resulting from:
Non-deductible operating expenses, net	205	476	209
Non-taxable income	-	-	(819)
Prior year adjustments	29	20	(36)
Tax effect due to "Approved/Benefited/
Preferred Enterprise" status	(4,396)	(2,588)	(2,368)
Taxes related to foreign jurisdictions	198	181	250
Changes in tax rate	399	-	35
Creation of deferred taxes for tax losses and
benefits from previous years for which deferred
taxes were not created in the past	-	-	(252)
Other	(26)	28	3

Income tax expense	905	2,704	1,905